Expense Example - NEOS MSCI EAFE High Income ETF [Member]	Sep. 09, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 70
Expense Example, with Redemption, 3 Years	$ 233